Trade and Other Payables (Details) - Schedule of Trade and Other Payables - USD ($)	Jun. 30, 2024	Dec. 31, 2023
Schedule of Trade and Other Payables [Abstract]
Trade payables	$ 3,533,585	$ 2,529,751
VAT payable		852,479
Accrued expenses	3,074,793	4,953,234
Total	$ 6,608,378	$ 8,335,464